UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Laurie D. Neat

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio
July 31, 2018
unaudited
Common stocks 87.42% Energy 9.65%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	1,943,000	$67,189
Canadian Natural Resources, Ltd. (CAD denominated)	4,908,000	180,345
Chevron Corp.	3,651,000	461,012
ConocoPhillips	6,519,500	470,512
Enbridge Inc.	13,895,505	492,318
Enbridge Inc. (CAD denominated)	223,900	7,952
Enbridge Inc. (CAD denominated)[1]	1,645,344	58,435
EOG Resources, Inc.	3,357,600	432,929
Exxon Mobil Corp.	7,778,000	633,985
Halliburton Co.	525,900	22,309
Helmerich & Payne, Inc.	1,120,000	68,712
Inter Pipeline Ltd.	6,052,100	115,380
Occidental Petroleum Corp.	1,629,600	136,772
Royal Dutch Shell PLC, Class A (ADR)	4,458,523	304,829
Royal Dutch Shell PLC, Class B (ADR)	3,095,600	219,911
Schlumberger Ltd.	6,287,200	424,512
Suncor Energy Inc.	11,405,910	480,313
TransCanada Corp.	8,013,702	360,443
		4,937,858
Materials 2.60%
Barrick Gold Corp.	1,200,000	13,428
DowDuPont Inc.	2,715,717	186,760
Mosaic Co.	2,400,500	72,279
Nucor Corp.	1,099,600	73,596
Nutrien Ltd.	7,083,120	383,976
PPG Industries, Inc.	424,000	46,920
Praxair, Inc.	3,297,224	552,285
		1,329,244
Industrials 10.13%
BAE Systems PLC (ADR)	767,100	26,672
Boeing Co.	1,917,100	683,063
C.H. Robinson Worldwide, Inc.	1,785,315	164,660
CSX Corp.	7,240,193	511,737
Cummins Inc.	802,000	114,534
Deere & Co.	2,531,800	366,579
Emerson Electric Co.	681,850	49,284
General Dynamics Corp.	2,309,675	461,381
General Electric Co.	7,950,000	108,358
Honeywell International Inc.	96,800	15,454
Illinois Tool Works Inc.	1,550,000	222,161
Lockheed Martin Corp.	2,071,560	675,536
Norfolk Southern Corp.	2,058,100	347,819
Northrop Grumman Corp.	1,003,000	301,391
RELX PLC (ADR)	1,044,900	22,935
Republic Services, Inc.	801,600	58,100
American Mutual Fund — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	2,248,471	$337,023
United Technologies Corp.	3,142,174	426,519
Waste Connections, Inc.	2,152,000	167,017
Waste Management, Inc.	1,334,300	120,087
		5,180,310
Consumer discretionary 6.88%
Carnival Corp., units	1,538,200	91,123
Comcast Corp., Class A	12,353,600	442,012
Hasbro, Inc.	2,554,388	254,443
Home Depot, Inc.	3,767,250	744,107
Lowe’s Companies, Inc.	1,300,000	129,142
Marriott International, Inc., Class A	261,000	33,366
McDonald’s Corp.	3,404,000	536,266
Newell Brands Inc.	6,402,736	167,688
NIKE, Inc., Class B	2,754,200	211,825
Omnicom Group Inc.	3,056,600	210,386
Ross Stores, Inc.	842,100	73,625
Starbucks Corp.	4,150,500	217,445
Target Corp.	2,700,000	217,836
Viacom Inc., Class B	2,190,600	63,637
Williams-Sonoma, Inc.	2,148,000	125,636
		3,518,537
Consumer staples 8.50%
Coca-Cola Co.	16,631,400	775,522
Colgate-Palmolive Co.	994,200	66,621
Costco Wholesale Corp.	3,301,600	722,093
Hormel Foods Corp.	7,526,400	270,725
Kellogg Co.	6,137,423	435,941
Kimberly-Clark Corp.	3,300,000	375,738
Kraft Heinz Co.	2,292,000	138,093
Kroger Co.	6,900,000	200,100
Mondelez International, Inc.	7,518,400	326,148
Nestlé SA	1,600,000	130,405
Nestlé SA (ADR)	1,285,200	104,757
PepsiCo, Inc.	1,235,769	142,113
Procter & Gamble Co.	7,451,978	602,716
Unilever PLC (ADR)	981,000	55,927
		4,346,899
Health care 15.80%
Abbott Laboratories	11,917,000	781,040
AbbVie Inc.	16,465,700	1,518,632
Amgen Inc.	5,714,378	1,123,161
AstraZeneca PLC (ADR)	4,527,099	177,145
Cardinal Health, Inc.	795,500	39,735
CVS Health Corp.	2,200,000	142,692
Danaher Corp.	1,500,000	153,870
Eli Lilly and Co.	3,590,700	354,797
Gilead Sciences, Inc.	9,077,800	706,525
Johnson & Johnson	2,264,611	300,106
Medtronic PLC	3,751,500	338,498
Merck & Co., Inc.	7,245,085	477,234
Novartis AG (ADR)	3,014,000	252,875
American Mutual Fund — Page 2 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Pfizer Inc.	10,214,000	$407,845
Roche Holding AG (ADR)	2,715,200	83,275
Stryker Corp.	1,446,000	236,060
Thermo Fisher Scientific Inc.	1,434,000	336,316
UnitedHealth Group Inc.	2,579,300	653,130
		8,082,936
Financials 12.20%
Aon PLC, Class A	1,852,000	265,855
Bank of Montreal	528,736	41,909
Bank of New York Mellon Corp.	8,372,500	447,678
BB&T Corp.	1,615,000	82,058
Berkshire Hathaway Inc., Class B2	835,000	165,221
Chubb Ltd.	2,044,400	285,644
CME Group Inc., Class A	2,911,700	463,310
Huntington Bancshares Inc.	15,730,000	242,871
Intercontinental Exchange, Inc.	3,108,965	229,784
Invesco Ltd.	4,157,800	112,219
JPMorgan Chase & Co.	6,443,897	740,726
Marsh & McLennan Companies, Inc.	4,546,094	378,962
Moody’s Corp.	138,000	23,615
Nasdaq, Inc.	1,565,000	143,041
PNC Financial Services Group, Inc.	1,098,000	159,023
Principal Financial Group, Inc.	3,900,000	226,512
Progressive Corp.	2,000,000	120,020
Royal Bank of Canada	2,883,000	225,059
State Street Corp.	3,732,248	329,595
Sun Life Financial Inc.	778,487	31,832
Toronto-Dominion Bank	4,958,400	293,438
Toronto-Dominion Bank (CAD denominated)	2,500,000	148,307
U.S. Bancorp	4,000,000	212,040
Wells Fargo & Co.	13,484,200	772,510
Willis Towers Watson PLC	628,000	100,116
		6,241,345
Information technology 11.60%
Accenture PLC, Class A	3,423,400	545,450
Activision Blizzard, Inc.	587,100	43,105
Amphenol Corp., Class A	270,000	25,248
Analog Devices, Inc.	2,920,800	280,806
Apple Inc.	2,447,600	465,754
Applied Materials, Inc.	200,000	9,726
Cisco Systems, Inc.	8,671,000	366,696
HP Inc.	1,180,500	27,246
Intel Corp.	17,452,200	839,451
Maxim Integrated Products, Inc.	1,500,000	91,710
Microsoft Corp.	14,539,707	1,542,372
NetApp, Inc.	1,922,110	149,002
QUALCOMM Inc.	6,360,107	407,619
Samsung Electronics Co., Ltd. (GDR)	17,000	17,476
Samsung Electronics Co., Ltd., preferred (GDR)	21,017	17,927
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,000,000	247,260
American Mutual Fund — Page 3 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Texas Instruments Inc.	6,493,695	$722,878
Visa Inc., Class A	984,100	134,566
		5,934,292
Telecommunication services 3.91%
AT&T Inc.	2,325,000	74,330
BCE Inc.	1,000,000	42,430
TELUS Corp.	4,040,000	147,674
Verizon Communications Inc.	33,626,014	1,736,448
		2,000,882
Utilities 4.08%
American Electric Power Co., Inc.	7,859,000	559,089
CMS Energy Corp.	2,505,600	121,121
Dominion Energy, Inc.	3,495,000	250,626
Duke Energy Corp.	1,147,857	93,688
Edison International	631,900	42,103
Exelon Corp.	5,435,320	231,001
PG&E Corp.	1,499,785	64,611
PPL Corp.	2,044,300	58,815
Sempra Energy	4,410,853	509,851
Xcel Energy Inc.	3,365,000	157,684
		2,088,589
Real estate 1.24%
Crown Castle International Corp. REIT	2,160,000	239,393
Digital Realty Trust, Inc. REIT	1,234,400	149,881
Public Storage REIT	120,000	26,139
Simon Property Group, Inc. REIT	221,000	38,942
Ventas, Inc. REIT	3,208,900	180,918
		635,273
Miscellaneous 0.83%
Other common stocks in initial period of acquisition		425,703
Total common stocks (cost: $29,600,348,000)		44,721,868
Preferred securities 0.02% Financials 0.02%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	10,774
Total preferred securities (cost: $10,004,000)		10,774
Convertible stocks 0.31% Utilities 0.31%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,600,000	77,104
NextEra Energy, Inc., units, 6.123% convertible preferred 2019	1,400,000	80,150
Total convertible stocks (cost: $148,712,000)		157,254
American Mutual Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments 1.31% U.S. Treasury bonds & notes 1.06% U.S. Treasury 1.06%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$563,210	$542,005
Corporate bonds & notes 0.25% Financials 0.25%
JPMorgan Chase & Co., Series I, junior subordinated 5.809% (undated) (3-month USD-LIBOR + 3.47% on 10/30/2018)[3]	37,693	37,906
Wells Fargo & Co., Series K, junior subordinated 6.111% (undated) (3-month USD-LIBOR + 3.77% on 9/13/2018)[3]	87,493	88,320
		126,226
Total bonds, notes & other debt instruments (cost: $682,101,000)		668,231
Short-term securities 10.75%
3M Co. 1.97% due 9/18/2018[1]	39,550	39,442
Apple Inc. 2.00%–2.09% due 8/7/2018–9/20/2018[1]	100,000	99,838
CAFCO, LLC 2.26% due 10/25/2018[1]	30,000	29,840
Chariot Funding, LLC 2.27%–2.35% due 9/11/2018–10/18/2018[1]	100,000	99,633
CHARTA, LLC 2.26%–2.28% due 8/7/2018–9/12/2018[1]	89,250	89,133
Chevron Corp. 1.94%–2.01% due 8/27/2018–9/13/2018[1]	100,000	99,788
Coca-Cola Co. 2.30% due 12/4/2018[1]	25,000	24,800
ExxonMobil Corp. 1.99% due 8/13/2018–8/22/2018	145,000	144,880
Federal Home Loan Bank 1.82%–2.00% due 8/1/2018–11/5/2018	2,593,900	2,589,618
Freddie Mac 1.88%–1.98% due 8/21/2018–11/2/2018	327,700	326,699
Hershey Co. 1.97% due 8/20/2018[1]	50,000	49,946
IBM Corp. 2.14% due 9/24/2018[1]	75,000	74,768
Intel Corp. 1.98% due 8/3/2018[1]	35,750	35,744
Paccar Financial Corp. 1.96% due 8/27/2018	33,000	32,951
PepsiCo Inc. 1.92%–1.99% due 8/1/2018–8/8/2018[1]	150,000	149,957
Pfizer Inc. 2.02%–2.11% due 8/21/2018–10/17/2018[1]	172,000	171,338
U.S. Treasury Bills 1.61%–2.00% due 8/2/2018–11/15/2018	1,350,400	1,345,117
United Parcel Service Inc. 1.98% due 8/9/2018[1]	50,000	49,977
Walt Disney Co. 2.13% due 9/21/2018[1]	45,000	44,868
Total short-term securities (cost: $5,498,380,000)		5,498,337
Total investment securities 99.81% (cost: $35,939,545,000)		51,056,464
Other assets less liabilities 0.19%		99,047
Net assets 100.00%		$51,155,511
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,117,507,000, which represented 2.18% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Step bond; coupon rate may change at a later date.
American Mutual Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value
American Mutual Fund — Page 6 of 8

unaudited
decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,937,858	$—	$—	$4,937,858
Materials	1,329,244	—	—	1,329,244
Industrials	5,180,310	—	—	5,180,310
Consumer discretionary	3,518,537	—	—	3,518,537
Consumer staples	4,346,899	—	—	4,346,899
Health care	8,082,936	—	—	8,082,936
Financials	6,241,345	—	—	6,241,345
Information technology	5,934,292	—	—	5,934,292
Telecommunication services	2,000,882	—	—	2,000,882
Utilities	2,088,589	—	—	2,088,589
Real estate	635,273	—	—	635,273
Miscellaneous	425,703	—	—	425,703
Preferred securities	10,774	—	—	10,774
Convertible stocks	157,254	—	—	157,254
Bonds, notes & other debt instruments	—	668,231	—	668,231
Short-term securities	—	5,498,337	—	5,498,337
Total	$44,889,896	$6,166,568	$—	$51,056,464

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
American Mutual Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-003-0918O-S66124	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2018